Cash Reserves Fund Class A and Z Shares | Old Mutual Cash Reserves Fund
Old Mutual Cash Reserves Fund

INVESTMENT OBJECTIVE
The Fund seeks to provide investors with current income while preserving principal and maintaining liquidity.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of this Fund or other Old Mutual Funds.  More information about this and other sales charge discounts on Class A shares is available from your financial professional, in the section entitled "Investing in the Funds" in the Fund's statutory prospectus, and in the section entitled "Purchase and Redemption of Shares" in the Fund's statement of additional information.

FEES AND EXPENSES TABLE

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Cash Reserves Fund Class A and Z Shares Old Mutual Cash Reserves Fund (USD $)	CLASS A	CLASS Z
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price )	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged )
Maximum Account Fee (assessed annually on certain accounts under $1,000)	12.00	12.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Cash Reserves Fund Class A and Z Shares Old Mutual Cash Reserves Fund		CLASS A	CLASS Z
Management Fees		0.18%	0.18%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Operating Expenses		2.27%	0.68%
Total Annual Operating Expenses		2.70%	0.86%
Expense (Reduction)/Recoupment		(2.15%)	(0.56%)
Total Annual Operating Expenses After Expense (Reduction)/Recoupment	[1]	0.55%	0.30%
[1]	These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital's contractual agreement to waive through December 31, 2012 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses do not exceed 0.55% and 0.30% for Class A shares and Class Z shares, respectively. The expense limitation agreement cannot be terminated before December 31, 2012, and may be amended or continued beyond December 31, 2012 by written agreement of the parties.

EXPENSE EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Your Cost
Expense Example - Cash Reserves Fund Class A and Z Shares Old Mutual Cash Reserves Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A	56	633	1,237	2,872
CLASS Z	31	219	423	1,010

PRINCIPAL INVESTMENT STRATEGIES
To pursue its investment objective, the Fund invests exclusively in short-term U.S. dollar-denominated debt obligations of U.S. or foreign issuers that are rated in one of the two highest rating categories by any two nationally recognized rating organizations or that are unrated securities of comparable quality.  The Fund's holdings are primarily corporate debt obligations, asset-backed commercial paper, variable rate obligations, instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements and securities of U.S. and foreign banks that Dwight Asset Management Company LLC ("Dwight"), the Fund's Sub-Adviser, believes offer the most attractive income potential without undue risk.  The Fund complies with regulatory requirements regarding maturity, quality, and diversification.

Under normal market conditions, the Fund will invest more than 25% of its total assets in domestic bank obligations or obligations issued by U.S. branches of foreign banks.

PRINCIPAL RISKS
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Interest Rate Risk.  When interest rates change, the value of the Fund's holdings will be affected.  An increase in interest rates tends to reduce the market value of debt securities, while a decline in interest rates tends to increase their values.  Securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations.

Credit Risk.  The value of the debt securities held by the Fund fluctuates with the credit quality of the issuers of those securities.  Credit risk relates to the ability of the issuer to make payments of principal and interest when due, including default risk.  U.S. Government Securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises.  U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. Government Securities are issued or guaranteed by the U.S. Treasury and are supported by the full faith and credit of the United States. Other types of U.S. Government Securities are supported by the full faith and credit of the United States (but not issued by the U.S. Treasury). These securities have the lowest credit risk. Still other types of U.S. Government Securities are: (1) supported by the ability of the issuer to borrow from the U.S. Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; or (3) supported by the United States in some other way. These securities may be subject to greater credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Counter-Party Risk.  Performance could also be harmed if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default.

Market Risk.  Market risk is the risk that the markets on which the Fund's investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, an investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund.

Inflation Risk.  Inflation risk is the risk that your investment will not provide enough income to keep pace with inflation.

Industry and Sector Risk.  Because the Fund normally focuses its investments more in the financial services industry than other industries, factors influencing the stability of that industry could have a significant negative effect on the Fund's performance.  These factors may include economic trends, government action, changes in interest rates, as well as the availability and cost of capital funds

PERFORMANCE INFORMATION
The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund's performance year to year and by showing how the Fund's average annual returns for the 1, 5, and 10-year or since inception periods compare to those of a widely recognized composite of money market funds.  The performance table below provides average annual total return information for the Fund's Class A and Class Z Shares.  Institutional Class shares of the Fund are presented by separate prospectus.  The Fund's average annual total return is compared to the Lipper Money Market Funds Average, a widely recognized composite of money market funds that invest in one of the two highest credit quality short-term money market instruments. All performance figures reflect the reinvestment of dividends and capital gains distributions.  The Fund's past performance, both before and after taxes, does not guarantee how it will perform in the future.  Updated performance information is available at oldmutualfunds.com or by calling 888-772-2888.  Prior to March 12, 2010, the Fund was managed by a sub-adviser other than Dwight.  As a result, the Fund's performance prior to this date may not be indicative of how it will perform in the future.

The performance shown in the bar chart and the Best Quarter and Worst Quarter returns are for the Fund's Class Z shares, which have the longest performance record.  Performance for Class A Shares, and for Institutional Class shares, presented by separate prospectus, will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2010 – Class Z Shares

The Fund's Class Z shares year-to-date return as of June 30, 2011 was 0.00%.
Best Quarter:	3/31/01	1.31%
Worst Quarter:	12/31/10	0.00%

Sales loads are reflected in the performance table. *Index return is for the past 10 years.
Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns - Cash Reserves Fund Class A and Z Shares Old Mutual Cash Reserves Fund	Inception Date	Past 1 Year	Past 5 Years	Past 10 Years	Life of Fund
CLASS A	Jun. 04, 2007	0.02%			1.23%
CLASS Z	Apr. 04, 1995	0.03%	2.24%	1.92%
Lipper Money Market Funds Average (Reflects No Deduction for Fees, Expenses or Taxes)		0.03%	2.20%	1.90%

To obtain information about the Fund's current yield, call 888-772-2888.